Convertible Redeemable Preferred Shares (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Convertible Redeemable Preferred Shares [Abstract]
Schedule of roll-forward of carrying amount of convertible redeemable preferred shares
	Series Seed	Series A	Series A-1	Series A-2	Series A-3	Series B	Series B+	Series C	Total
Balance as of July 1, 2022	$1,078,376	$3,135,822	$6,591,553	$4,629,590	$4,843,169	$23,676,836	$12,707,581	$12,205,835	$68,868,762
Accretion of preferred shares	—	78,265	150,753	128,899	138,186	663,291	386,920	455,463	2,001,777
Conversion into ordinary shares	(1,047,247)	(3,124,492)	(6,553,815)	(4,626,375)	(4,843,185)	(23,664,509)	(12,732,257)	(12,661,298)	(69,253,178)
Effects of foreign exchange rate	(31,129)	(89,595)	(188,491)	(132,114)	(138,170)	(675,618)	(362,244)	—	(1,617,361)
Balance as of December 31, 2022	$—	$—	$—	$—	$—	$—	$—	$—	$—

Balance as of July 1, 2021	$1,118,712	$3,077,673	$6,500,169	$4,513,809	$4,714,561	$23,075,583	$12,315,561	$—	$55,316,068
Accretion of preferred shares	—	88,785	171,017	146,226	156,760	752,449	438,928	—	1,754,165
Effects of foreign exchange rate	14,746	41,390	87,265	60,852	63,596	311,136	166,401	—	745,386
Balance as of December 31, 2021	$1,133,458	$3,207,848	$6,758,451	$4,720,887	$4,934,917	$24,139,168	$12,920,890	$—	$57,815,619

	Series Seed	Series A	Series A-1	Series A-2	Series A-3	Series B	Series B+	Series C	Total
Balance as of July 1, 2019	$1,274,990	$3,465,025	$6,545,180	$2,999,512	$3,681,170	$—	$—	$—	$17,965,877
Accretion of preferred shares	—	342,283	684,567	342,283	427,854	—	—	—	1,796,987
Foreign exchange adjustment	(36,110)	(99,792)	(188,685)	(86,608)	(106,327)	—	—	—	(517,522)
Balance as of June 30, 2020	$1,238,880	$3,707,516	$7,041,062	$3,255,187	$4,002,697	$—	$—	$—	$19,245,342
Issuance of preferred shares in exchange of cash	—	—	—	—	—	17,550,274	10,478,571	—	28,028,845
Issuance cost in issuance of preferred shares in exchange of cash	—	—	—	—	—	(191,622)	(111,780)	—	(303,402)
Re-designation of preferred shares	(231,003)	(1,173,993)	(2,246,285)	646,481	—	2,143,716	861,084	—	—
Accretion of preferred shares	—	219,426	487,866	286,141	354,146	1,111,345	570,605	—	3,029,529
Deemed dividends	—	—	635,609	17,724	—	1,314,269	117,184	—	2,084,786
Contribution from preferred shareholders in connection with modification	—	(209)	(51,555)	(22,304)	(27,880)	—	—	—	(101,948)
Foreign exchange adjustment	110,835	324,933	633,472	330,580	385,598	1,147,601	399,897	—	3,332,916
Balance as of June 30, 2021	$1,118,712	$3,077,673	$6,500,169	$4,513,809	$4,714,561	$23,075,583	$12,315,561	$—	$55,316,068
Issuance of preferred shares in exchange of cash	—	—	—	—	—	—	—	11,807,305	11,807,305
Accretion of preferred shares	—	175,472	337,994	288,998	309,818	1,487,127	867,491	398,530	3,865,430
Foreign exchange adjustment	(40,336)	(117,323)	(246,610)	(173,217)	(181,210)	(885,874)	(475,471)	—	(2,120,041)
Balance as of June 30, 2022	$1,078,376	$3,135,822	$6,591,553	$4,629,590	$4,843,169	$23,676,836	$12,707,581	$12,205,835	$68,868,762